Business Combinations (2010 Acquisitions - Purchase Price Allocation) (Details) (Ku6 Holding [Member], USD $)	0 Months Ended
Jan. 18, 2010
Aggregate purchase price allocation - Ku6 Holding:
Cash and cash equivalents	$ 329,743
Accounts receivable	3,264,513
Other current assets	811,845
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)
Total	27,590,234
Trademark [Member]
Aggregate purchase price allocation - Ku6 Holding:
Acquired intangible assets	24,901,940
Acquired intangible assets, amortization period	20 years
Software technology [Member]
Aggregate purchase price allocation - Ku6 Holding:
Acquired intangible assets	2,197,230
Acquired intangible assets, amortization period	7 years
Customer base [Member]
Aggregate purchase price allocation - Ku6 Holding:
Acquired intangible assets	$ 1,464,820
Acquired intangible assets, amortization period	5 years